                                                       '33 ACT FILE NO. 33-37128
                                                       '40 ACT FILE NO. 811-3365


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.           [ ]


                         POST-EFFECTIVE AMENDMENT NO. 8          [X]


                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 102                  [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)


                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                      -------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
         ---------------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100
                                                           --------------

                               RICHARD C. PEARSON
                          PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


           IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
  -------
           ON __________ PURSUANT TO PARAGRAPH (b) OF RULE 485
  -------
           60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
  -------
     X     ON MAY 1, 1999 PURSUANT TO PARAGRAPH (a) OF RULE 485
  -------


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

           THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
  -------


THE COMPANY HAS ELECTED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON ______________, 1999.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                             Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of Security First Life
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements


                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]                                                         PROSPECTUS
                                                                    May 1, 1999



                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS


                                 issued through



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



                                       by



                      SECURITY FIRST LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------



This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans").



You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:




        VARIABLE INSURANCE PRODUCT FUND



               The Money Market Portfolio
               Growth Portfolio
               Overseas Portfolio

        VARIABLE INSURANCE PRODUCT FUND II



               Asset Manager Portfolio
               Contrafund Portfolio
               Index 500 Portfolio




        SECURITY FIRST TRUST



               The Bond Series
               T. Rowe Price Growth & Income Series





        SCUDDER VARIABLE LIFE INVESTMENT FUND


               International Portfolio



        ALGER AMERICAN FUND


               Small Capitalization Portfolio



        T. ROWE PRICE GROWTH STOCK FUND



You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THESE MUTUAL FUND PROSPECTUSES.



For more information:



If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                      Security First Life Insurance Company
                      P.O. Box 92193
                      Los Angeles, California  90009
                      Phone:  (800) 284-4536



The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




[SIDE BAR: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds are:



            -     not bank deposits or obligations
            -     not federally insured or guaranteed
            -     not endorsed by any bank or government agency
            -     not guaranteed to achieve their investment objective]

                                TABLE OF CONTENTS




                                                                                PAGE
                                                                                ----

Glossary
Summary of the Contracts
Fee Tables and Examples
Condensed Financial Information
Financial and Performance Information
Description of Security First Life Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers
        The Security First Life Insurance Company
        The General Account
        The Separate Account
        The Funds
        Principal Underwriter
        Servicing Agent
        Custodian
Contract Charges
        Premium Taxes
        Sales Charges
        Administrative Fees
        Transaction Charges
        Mortality and Expense Risk Charge
        Distribution Expense Charge (Sales Load)
        Federal, State and Local Taxes
        Free Look Period
        Deferred Compensation Plans
Description of the Contracts
        General
        Assignment
        Purchase Payments
        Transfers
        Loans (403(b) Plans only)
        Modification of the Contracts
Accumulation Period
        Crediting Accumulation Units in the Separate Account
        Surrender from the Separate Account
        Account Statements
Annuity Benefits
        Variable Annuity Payments
        Election of Annuity Date and Form of Annuity
        Frequency of Payment
        Level Payments Varying Annually

        Annuity Unit Values
Death Benefits
        Death Before the Annuity Date
        Death After the Annuity Date
Federal Tax Considerations
        General Taxation of Annuities
        Qualified Contracts
        Withholding
Voting Rights
Year 2000 Issue
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information



Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

                                    GLOSSARY



These terms have the following meanings when used in this Prospectus:



ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.



ANNUITANT - The person on whose life Annuity payments under a Contract are based.



ANNUITY - A series of income payments made to an Annuitant for a defined period of time.



ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.



ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.



ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.



BENEFICIARY - The person who has the right to a Death Benefit upon your death.



BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.



CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.



CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.



CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.



CONTRACT - The agreement between the Owner and Security First Life covering your rights.



FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Vale in some states).



FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.



FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.



GENERAL ACCOUNT - All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.



NORMAL ANNUITY DATE- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 100th birthday or the 10th anniversary of the Contract Date.



OWNER - The person who has title to the Contract.



PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.



PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.



PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.



PURCHASE PAYMENT - The amounts paid by or for you to Security First Life in order to provide benefits under the Contract.



SEPARATE ACCOUNT - The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by your and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.



SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with Security First Life.



VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.



VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.



VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS




THE CONTRACTS



The Contracts may be offered to:



      -     Qualified Plans such as:



            -     Section 403(b) tax-sheltered annuities
            -     Section 457 deferred compensation plans
            -     Section 401 pension and profit sharing plans
            -     individual retirement annuities
            -     traditional Individual Retirement Account ("IRAs")



THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT



[SIDE BAR:     Please see the section "Qualified Contracts"
               on page ____ for more information.]



PURCHASE PAYMENTS


Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $500 for each additional payment). There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account.



Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum conversion is the lesser of $500 or the balance of your Account in the Series.



You can transfer amounts allocated to the Separate Account:



      - between any of the mutual fund investment choices, at any time and as many times as you choose



      - to the General Account at any time before the amount has been applied to a variable annuity option

[SIDE BAR: Please see "Transfers" on page ____ for more information.]


SEPARATE ACCOUNT


Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of ten Series, each of which invests in one of the following ten Funds:



        Funds                                       Advisers/Subadvisers
        ------------------------------------        ------------------------
        VARIABLE INSURANCE PRODUCT FUNDS            Fidelity Management &
                                                    Research Co. (FMR)

             Growth Portfolio                       FMR

            Overseas Portfolio                      FMR

             Money Market Portfolio                 FMR

        VARIABLE INSURANCE PRODUCT FUND II          FMR

        Asset Manager Portfolio                     FMR

        Contrafund Portfolio                        FMR

        Index 500 Portfolio                         FMR

        SECURITY FIRST TRUST                        Security First Investment
                                                    Management Corporation (S.F.
                                                    Investment)

        The Bond Series                             S.F. Investment

        T. Rowe Price Growth & Income Series        S.F. Investment; Neuberg &
                                                    Berman, LLC

        SCUDDER VARIABLE LIFE INVESTMENT FUND       Scudder, Stevens, &
                                                    Clark, Inc.

             International Portfolio                Scudder, Stevens, & Clark,
                                                    Inc.

        ALGER AMERICAN FUND                         Fred Alger Management, Inc.

        Small Capitalization Portfolio              Fred Alger Management, Inc.

        T. ROWE PRICE GROWTH STOCK FUND             Price Associates




[SIDE BAR: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

CHARGES AND DEDUCTIONS


The following fees and expenses apply to your Contract:




                      Fee or expense                      Amount of fee
                      --------------                      -------------
DAILY DEDUCTIONS

        -      Distribution expenses                      .000274%
                                                          (.10% per year)

        -      Mortality and Expense risks                .003425%
                                                          (1.25% per year)




ANNUAL DEDUCTIONS



Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. Security First Life will waive these administrative fees for any Certificate Year during which you contribute $2,000 or more to your account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver.




 TRANSACTION CHARGES



A charge of $10 may be deducted for:



      -     A transfer from any Series;



      - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or



      -     Annuitization of all or a part of your Participant's Account.



Effective as of March 8, 1993, the transaction charge for transfer from one Series to another has been waived.




SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)



            -  Deducted if you request a full or    7% of Purchase Payment
               partial withdrawal of Purchase       and amounts credited to
               Payments from the                    it. This charge applies
               Separate Account within seven        for 60 months after each
               after the Purchase Payment is made   Purchase Payment is received

However, for 403(b) plans, we will not deduct any percentage surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge.



The following expenses may be waived for certain deferred compensation plans:



      -     administrative fees
      -     transaction charges
      -     distribution fees
      -     sales charges on certain surrenders




                      Fee or expense                        Amount of fee
                      --------------                        -------------

PREMIUM TAXES

      -     Payable to a state or government                0% - 2.35%
            agency with respect to your Contract.           (3.50% in Nevada)
            It may be deducted on or after the date
            the tax is incurred.
            Currently, Security First Life
            deducts these taxes upon
            annuitization.




[SIDE BAR: Please see "Charges and Deductions" on page ___ for more information.]



FREE LOOK PERIOD


You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.



[SIDE BAR: Please see "Free Look Period" on page ____ for more information.]

VARIABLE ANNUITY PAYMENTS


You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.



If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.




SURRENDER



You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:



      - it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)



However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.



You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code.
Certain restrictions apply for qualified Contracts.



[SIDE BAR:   Please see "Surrender Charge" on page ___ and "Federal Tax
             Considerations" on page ___ for more information.]



LOANS - 403(b) PLANS ONLY



You may be able to obtain a loan from money you have allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in the repayments.



Security First Life:



-     May terminate loans
-     Change the terms under which loans are made

Any action taken by Security First Life would not affect outstanding loans.



DEATH BENEFIT


You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:



      -     the total of all Purchase Payments less any partial withdrawals; or
      -     the value of the Participant's Account at settlement.



Otherwise, the death benefit will be equal to the Participant's Account.



[SIDE BAR: Please see "Death Benefits" on page ____ for more information.]




                             FEE TABLE AND EXAMPLES



The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.




EXPENSE DATA



The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the attached Fund prospectuses for a more complete description of the various costs and expenses of the Funds.








* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.



The following information assumes that the entire Participant's Account is in the Separate Account:

                                   FEE TABLES


                                  YOUR EXPENSES





                                                        Elapsed
                                                         Months
                                                        Between
                                                        Purchase
                                                        Payment
                                                        Date and
                                                        Surrender      Surrender
                                                          Date          Charge
                                                        -----------    --------
                   (a) Contingent Deferred Sales        60 months
                                                        or less           7%
                   Charge (as a percentage of amount    More than
                   surrendered)                         60 months         0%

                   (b) Transaction Charge               Lesser of
                                                        $10 or 2%
                                                        for each
                                                        surrender
                                                        and $10
                                                        for
                                                        annuitization

                   (c) Administrative Charges           $21.50
                   (waived if Purchase Payments         plus $2.50
                   totaled $2,000 or more during        for each
                   Certificate Year or if               Series
                   Participant's Account value is
                   $10,000 or more at end of
                   Certificate Year.

                   (d) Transfer Charge (currently       $10 per
                   waived)                              transfer
                                                        from any
                                                        one Series
                                                        to another




                            SEPARATE ACCOUNT EXPENSES
               (AS A PERCENTAGE OF AVERAGE PARTICIPANT'S ACCOUNT.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)




                   Mortality and Expense Risk Fees               1.25% per year

                   DISTRIBUTION EXPENSE CHARGE                   0.10% per year

                   TOTAL SEPARATE ACCOUNT ANNUAL                 1.35% per year
                     EXPENSES

                              FUND ANNUAL EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)





                                                                                      Variable        Variable       Variable
                                                                     Variable        Insurance       Insurance      Insurance
                                      Variable         Variable      Insurance      Product Fund      Product        Product
                                   Insurance Fund     Insurance        Fund           II Asset        Fund II        Fund II
                                    Money Market     Fund Growth     Overseas         Manager        Contrafund     Index 500
                                      Portfolio       Portfolio      Portfolio       Portfolio        Portfolio     Portfolio
                                   --------------    -----------     ---------      ------------     ----------     ----------
(a)    Management Fee                     %               %              %               %               %               %

(b)    Other Expenses                     %               %              %               %               %               %

(c)    Total Annual Expenses              %               %              %               %               %               %




                                                  Security        Scudder
                                                First Trust      Variable
                                                  T. Rowe          Life           Alger           T. Rowe
                                                   Price        Investment       American           Price
                                 Security         Growth &         Fund         Fund Small         Growth
                               First Trust         Income      International   Capitalization       Stock
                               Bond Series         Series        Portfolio       Portfolio          Fund
                               -----------      ------------   -------------   --------------     --------
(a)    Management Fee               %                %               %              %                 %

(b)    Other Expenses               %                %               %              %                 %

(c)    Total Annual Expenses        %                %               %              %                 %




EXAMPLES


                                           CONDITIONS                                               TIME PERIODS
                                           ----------                             ------------------------------------------------
SEPARATE                     You would pay the following expenses
 ACCOUNT                   on a $1,000 investment assuming 5% annual              1 Year        3 Years        5 Years    10 Years
SERIES                                return on  assets:                          ------        -------        -------    --------



                            (a) upon surrender at the end of the              (a)
Variable                        stated time period
Insurance                                                                     (b)
Product Fund                (b) if the Contract WAS NOT surrendered
Money Market
Portfolio

Variable        SAME                                                          (a)
Insurance
Product Fund                                                                  (b)
Growth
Portfolio

 Variable       SAME                                                          (a)
Insurance
Product Fund                                                                  (b)
Overseas
Portfolio

Variable        SAME                                                          (a)
Insurance
Product Fund                                                                  (b)
II Asset
Manager
Portfolio

Variable        SAME                                                          (a)
Insurance
Product Fund                                                                  (b)
II Contrafund
Portfolio

                SAME                                                          (a)
Variable
Insurance                                                                     (b)
Product Fund
II Index 500
Portfolio

 Security       SAME                                                          (a)
First Trust
Bond Series                                                                   (b)

 Security       SAME                                                          (a)
First Trust T.
Rowe Price                                                                    (b)
Growth &
Income Series

                SAME                                                          (a)
Scudder
Variable Life                                                                 (b)
Investment
Fund
International
Portfolio

 Alger          SAME                                                          (a)
American Fund
Small                                                                         (b)
Capitalization
Portfolio

                      EXPLANATION OF FEE TABLE AND EXAMPLES





1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.



2. Amounts surrendered are attributed to Purchase Payments made (and any interest) on a first-in, first-out bases.



3. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been _____ (see the Variable Insurance Products Fund II prospectus for more information).



4. The examples reflect a $10 transaction charge for full surrender. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon Annuitization. Until further notice, Security First Life currently absorbs these charges.

5. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN



                         CONDENSED FINANCIAL INFORMATION




    This table sets forth condensed financial information on accumulation units respecting Contracts issued under this prospectus through the Separate Account. This information is derived from the financial statements of the Separate Account which have been audited by Deloitte & Touche, the Separate Account's independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.



                                                   Twelve Months   Five Months   Twelve Months   Twelve Months   Twelve Months
                                    Period Ended       Ended          Ended          Ended           Ended           Ended
                                      7/31/92         7/31/93       12/31/93       12/31/94        12/31/95        12/31/96
                                    ------------   -------------   -----------   -------------   -------------   -------------
Series B Bond Series
  Beg. AUV $ (11/27/91)...........       5.00            5.34           7.66            7.78            7.42            8.55
  End. AUV $......................       5.34            7.66           7.78            7.42            8.55            8.68
  End. No. Non-Qualified AUs......                                        36              19              33              46
  End. No. Qualified AUs..........      4,339          16,762         25,717          42,525          64,141         139,070
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........       5.00            5.63           8.27            8.70            8.85           11.46
  End. AUV $......................       5.63            8.27           8.70            8.85           11.46           13.77
  End. No. Non-Qualified AUs......                                         3              17             108             722
  End. No. Qualified AUs..........     43,927         133,858        183,603         328,780         567,174       1,273,509
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............                       5.00           5.15            5.62            5.21            6.02
  End. AUV $......................                       5.15           5.62            5.21            6.02            6.81
  End. No. Non-Qualified AUs......                                                    22,279          36,999          41,728
  End. No. Qualified AUs..........                     38,782        258,061       2,494,047       4,145,919       5,422,386
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............                       5.00           5.06            5.40            5.33            7.13
  End. AUV $......................                       5.06           5.40            5.33            7.13            8.08
  End. No. Non-Qualified AUs......                                                     7,202           8,786          11,442
  End. No. Qualified AUs..........                      5,573        110,644       1,195,256       2,750,127       4,992,011
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............                       5.00           4.97            5.20            5.19            7.04
  End. AUV $......................                       4.97           5.20            5.19            7.04            8.54
  End. No. Non-Qualified AUs......                         --             --              --             169           1,755
  End. No. Qualified AUs..........                       5.93         13,988          82,152         416,388       1,542,041
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........                                      5.00            5.01            5.16            5.40
  End. AUV $......................                                      5.01            5.16            5.40            5.62
  End. No. Non-Qualified AUs......                                                     9,114           6,823           6,854
  End. No. Qualified AUs..........                                     2,080          58,578         233,160         404,761
  Yield...........................                                      1.95%           4.45%           3.95%           3.98%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........                                                      5.33            5.67            6.14
  End. AUV $......................                                                      5.67            6.14            6.86
  End. No. Qualified AUs..........                                                       114           1,721          15,303
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............                                                                      5.00            6.29
  End. AUV $......................                                                                      6.29            7.54
  End. No. Non-Qualified AUs......                                                                       149           2,230
  End. No. Qualified AUs..........                                                                   691,504       3,024,385
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            5.84
  End. AUV $......................                                                                      5.84            6.62
  End. No. Non-Qualified AUs......                                                                    65,505             105
  End. No. Qualified AUs..........                                                                   691,505         284,172
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            6.54
  End. AUV $......................                                                                      6.54            6.73
  End. No. Non-Qualified AUs......                                                                       858           1,677
  End. No. Qualified AUs..........                                                                   457,442       1,971,488
------------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                    Twelve Months      Twelve Months
                                        Ended              Ended
                                      12/31/97           12/31/98
                                    -------------      -------------
Series B Bond Series
  Beg. AUV $ (11/27/91)...........         8.68
  End. AUV $......................         9.35
  End. No. Non-Qualified AUs......           46
  End. No. Qualified AUs..........      215,701
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........        13.77
  End. AUV $......................        17.29
  End. No. Non-Qualified AUs......        1,640
  End. No. Qualified AUs..........    2,891,777
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............         6.81
  End. AUV $......................         8.12
  End. No. Non-Qualified AUs......       52,224
  End. No. Qualified AUs..........    6,786,280
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............         8.08
  End. AUV $......................         9.85
  End. No. Non-Qualified AUs......       15,127
  End. No. Qualified AUs..........    6,599,538
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............         8.54
  End. AUV $......................        11.19
  End. No. Non-Qualified AUs......        4,066
  End. No. Qualified AUs..........    3,573,028
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........         5.62
  End. AUV $......................         5.85
  End. No. Non-Qualified AUs......       10,860
  End. No. Qualified AUs..........      641,340
  Yield...........................         4.79%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........         6.86
  End. AUV $......................         7.56
  End. No. Qualified AUs..........       35,006
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............         7.54
  End. AUV $......................         9.24
  End. No. Non-Qualified AUs......        4,508
  End. No. Qualified AUs..........    6,113,904
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.62
  End. AUV $......................         7.13
  End. No. Non-Qualified AUs......           --
  End. No. Qualified AUs..........      698,529
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.73
  End. AUV $......................         7.40
  End. No. Non-Qualified AUs......        2,905
  End. No. Qualified AUs..........    3,414,911
Series T (Growth Stock)
  Beg. AUV $ (       )............
  End. AUV $......................
  End. Non-Qualified AUs..........
  End. Qualified AUs..............
---------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                      FINANCIAL AND PERFORMANCE INFORMATION


PERFORMANCE INFORMATION


From time to time, Security First may advertise the performance of a Series. This performance information may include:



            - the yield and effective yield of Series invested in the Money Market Portfolio of the Separate Account



            - average annual total returns for the other Series of the Separate Account.



Yield is the net income generated by an investment in the Money Market Portfolio for a specific seven-day period, expressed as a percentage of the value of the Series' Accumulation Units. Yield is an annualized figure, which means that Security First Life assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis. Because of the assumed compounding, the Money Market Series' effective yield will be slightly higher than its yield. The computation of yield reflects all recurring changes under the Contract to all Owner accounts, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce your performance experience.



Annual return measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years).



The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Participants' Accounts, including the following:

            -     the mortality and expense risk charge,
            -     the distribution expense charge, and
            - the applicable early surrender charge that may be charged at the end of the period in question.




[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]



FINANCIAL INFORMATION


Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.





DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS




SECURITY FIRST LIFE INSURANCE COMPANY



Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.



MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $___ billion worth of assets under management as of June 30, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the board of directors, the State of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the details of the plan or when or if it will take effect.

THE GENERAL ACCOUNT


All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your actual Certificate for more information.



THE SEPARATE ACCOUNT


Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.



The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.



The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Eleven of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS


Your investment choices are:



                Fund               Investment Objective         Investment Adviser
      ----------------------       ------------------------     ------------------

      Money Market Portfolio       The Fund seeks to obtain     FMR
                                   as high a level of
                                   current income as is
                                   consistent with
                                   preserving capital and
                                   providing liquidity.
                                   The Portfolio will
                                   invest only in high
                                   quality U.S. dollar
                                   denominated money market
                                   securities of domestic
                                   and foreign issuers.

      Growth Portfolio             Seeks to achieve capita      FMR
                                   appreciation normally
                                   through the purchase of
                                   common stocks (although
                                   the portfolio's
                                   investments are not
                                   restricted to any one
                                   type of security).
                                   Capital appreciation may
                                   also be found in other
                                   types of securities,
                                   including bonds and
                                   preferred stocks.

      Overseas Portfolio           The Fund seeks long-term     FMR
                                   growth of capital
                                   primarily through
                                   investments in foreign
                                   securities. Overseas
                                   Portfolio provides a
                                   means for investors to
                                   diversify their own
                                   portfolios by
                                   participating in
                                   companies and economies
                                   outside of the United
                                   States.


      Asset Manager Portfolio      The Fund seeks high total    FMR
                                   return with reduced risk
                                   over the long-term by
                                   allocating its assets
                                   among stocks, bonds, and
                                   short-term, fixed income
                                   instruments.

       Contrafund Portfolio        The Fund seeks capital       FMR
                                   appreciation by
                                   investing in companies
                                   that the investment
                                   adviser believes to be
                                   undervalued due to an
                                   overly pessimistic
                                   appraisal by the public.


      Index 500 Portfolio          The Fund seeks investment    FMR
                                   results that correspond
                                   to the total return
                                   (i.e., the combination of
                                   capital changes and
                                   income) of common stocks
                                   publicly traded in the
                                   United States, as
                                   represented by the
                                   Standard & Poor's 500
                                   Composite Stock Price
                                   Index while keeping
                                   transaction costs and
                                   other expenses low.

      SFT Bond Series              The Fund seeks to            Security First
                                   achieve the highest          Investment Management
                                   investment income over       Corporation
                                   the long-term consistent
                                   with the preservation of
                                   principal through
                                   investment primarily in
                                   marketable debt
                                   instruments.  Growth of
                                   principal and income
                                   will also be objectives
                                   with respect to up to
                                   10% of the Bond Series'
                                   assets which may be
                                   invested in common and
                                   preferred stocks.

      SFT T. Rowe Price Growth     The Fund seeks capital       Security First
      & Income Series              growth and a reasonable      Investment Management
                                   level of current income.     Corporation, Neuberger & Berman, LLC
                                   While this Series will
                                   generally invest in
                                   common stocks and other
                                   equities, it may,
                                   depending on economic
                                   conditions, reduce such
                                   investments and
                                   substitute fixed-income
                                   instruments.

      Scudder International        The Fund seeks long-term     Scudder
      Portfolio                    growth primarily through
                                   diversified holdings of
                                   marketable foreign equity
                                   investments. The
                                   Portfolio invests in
                                   companies, wherever
                                   organized, which do
                                   business primarily
                                   outside the United
                                   States. The Portfolio
                                   intends to diversify
                                   investments among several
                                   countries and to have
                                   represented in its
                                   holdings business
                                   activities not less than
                                   3 different countries.
                                   The Portfolio does not
                                   intend to concentrate
                                   investments in any
                                   particular industry.

      Alger Small                  The Fund seeks long-term     Alger Management
      Capitalization Portfolio     capital appreciation by
                                   investing in a
                                   diversified, actively
                                   managed portfolio of
                                   equity securities,
                                   primarily of companies
                                   within the range of
                                   companies included in the
                                   Russell 2000 Growth
                                   Index. Income is a
                                   consideration in the
                                   investments but is not an
                                   investment objective of
                                   the Portfolio

                                   The Fund seeks long-term     T. Rowe Price Associates
      T. Rowe Price Growth         growth of capital
      Stock Fund                   through investing
                                   primarily in common
                                   stocks of growth
                                   companies.




Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Funds listed above are available only by purchasing annuities and life insurance policies offered by Security First Life or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by Security First Life. Fund shares will be redeemed by the Series to the extent necessary for Security First Life to make annuity or other payments under the Contracts.



Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the Investment Company Act of 1940. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.



The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to Security First Life's Separate Account. In the future, a conflict may develop between one or more separate account invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. Security First Life monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Contract Owners.




[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]




                           SUBSTITUTION OF FUND SHARES



Security First Life may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the persons entitled to vote (those who have invested in the Series) and the SEC approve the substitution.



[SIDE BAR:  The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached at the end of this Prospectus. The Statements of Additional Information are available upon your request.]

PRINCIPAL UNDERWRITER


Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.




SERVICING AGENT


SFG provides Security First Life with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.




CUSTODIAN



Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.



                                CONTRACT CHARGES


Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.




        SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:



            - the ability for you to make withdrawals and surrenders under the Contracts;



            -     the death benefit paid at your death;



            - the available funding options and related programs (including dollar-cost averaging;



            - administration of the annuity options available under the Contracts; and



            -     the distribution of various reports.



        COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:



            - losses associated with various overhead and other expenses from providing the services and benefits under the Contracts;



            -     sales and marketing expenses; and



            -     other costs of doing business.

        RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:



            - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;



            - that the amount of the death benefit will be greater than the Participant's Account; and



            - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.



Security First Life may also deduct a charge for taxes, if applicable.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.


PREMIUM TAXES


Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit Security First Life to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a Purchase Payment. However, Security First Life will deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).



SURRENDER CHARGE



No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For contracts issued to
Section 403(b) Plans, after the first Certificate Year, you can withdraw up to 10% of your interest in the Separate Account each year free of surrender charges. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount.



The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                       Number of Months Since        Surrender
                       Purchase Payment Date          Charge
                       ----------------------        ---------
                       60 months or less                7%

                       More than 60 months              0%




The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:



                      the surrender amount
        1 - the percentage surrender charge expressed as a decimal




Accumulation Units are canceled on a first-in, first-out basis. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.



If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.



[SIDE BAR:  The surrender charge covers marketing expenses for the sale of
            Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]




403(b) PLANS



Security First Life will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.



In the first surrender of each year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges.




        EXCEPTIONS TO SURRENDER CHARGE



In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:



            -     on transfers made within the Contract

            - on withdrawals of Purchase Payments you made over 60 months ago



            - If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction



            - If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any Certificate Year after the first Certificate Year



            - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement



            - When you are an officer, director or full time employee of Security First Life or its affiliates. In this case, the purchase of the Contract is for investment purposes only



ADMINISTRATIVE FEES


An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction.



Contract administration expenses include:



            -     the cost of policy issuance
            -     rent
            -     stationery and postage
            -     telephone and travel expenses
            -     salaries
            -     legal, administrative, actuarial and accounting fees
            -     periodic reports
            -     office equipment, and custodial expenses



Effective March 8, 1993, the administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

TRANSACTION CHARGES


A $10 transaction charge will be deducted from your Account for each transfer from a Series (See "Transfers" page ____) and upon annuitizaton of all or a portion of your Account (see "Annuity Benefits" page _____). When you make a full or partial surrender, a transaction charge will be deducted from your Account in an amount equal to the lesser of:



      -     $10 OR
      -     2% of the amount surrendered.



These charges are at cost. Security First Life does not anticipate profiting from them. As of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived.



MORTALITY AND EXPENSE RISK CHARGE


Security First Life charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.



If Security First Life has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.



Security First Life may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.


DISTRIBUTION EXPENSE CHARGE


Security First Life also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:



-     commissions,
-     fees,
-     registration costs,
- direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)


As compensation for assuming this risk, Security First Life will make a deduction of .000274% on a daily basis (.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described on page ___ above, will never exceed 9% of purchase payments.





FEDERAL, STATE AND LOCAL TAXES



Security First Life may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.




[SIDE BAR:  Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus which follows this Prospectus.]


FREE LOOK PERIOD


You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, Security First Life must receive your request to cancel in writing at its administrative office within the 10-day period. If the Certificate is mailed to Security First Life, it will be considered to be mailed on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to Security First Life.



The returned Certificate will be treated as if Security First Life never issued it, and Security First Life will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.


DEFERRED COMPENSATION PLANS


For qualified 457 deferred compensation Plans, Security First Life may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

-     death,
-     disability,
-     retirement,
-     termination of employment,
-     financial hardship, or
-     transfer to another investment provider.




                          DESCRIPTION OF THE CONTRACTS

GENERAL


The Contracts (known as Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:



-     Public School Systems
-     Churches
- Certain tax-exempt organizations under Section 403(b) of the Code o Employees covered under various types of Section 457 deferred compensation Plans
- Retirement plans held by trusts which qualify under Section 401 of the Code
- Individuals as individual retirement accounts under Section 408 of the Code (see "Federal Income Tax Status" page ___).



The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.



A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. PLEASE NOTE THAT NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.



The group Contracts may be restricted by the Plan as to your exercise of certain rights provided in the Contracts. You should refer to the Plan for information concerning these restrictions.




ASSIGNMENT



If permitted by the Plan, you may assign your interest in the Contracts by providing Security First Life with written notice. Where Contracts are issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.




PURCHASE PAYMENTS


You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by Security First Life. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.



TRANSFERS


        ACCUMULATION UNITS



You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, of more than 20% of your interest in the General Account in any one year.



Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.



Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after 4:00 p.m. Eastern time on a valuation day, your transfer instructions will be carried out at the value next calculated.

        ANNUITY UNITS



You may transfer Annuity Units among the Series at any time. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.



        MINIMUM TRANSFER



A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.



LOANS - 403(b) PLANS ONLY



If you are in a 403(b) Plan, you may obtain a loan under the Contract from the part your Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Account serves as the only security for the loan. Security First Life may terminate a loan at its discretion in the event of a request for surrender.



The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the plan and will be determined by the plan administrator or other designated plan official.



Loan proceeds may cause you to incur tax liability (see "Federal Income Tax Status" page ___).



Security First Life may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.



MODIFICATION OF THE CONTRACTS


Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:



      -     death benefits
      -     deductions from Purchase Payments
      -     deductions from Participant's Accounts for transaction charges
      - deductions from the Separate Account for actuarial risk and administrative expense risk fees
      -     guaranteed rates with respect to fixed benefits



Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:



            - with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;



            - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or



            - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.




If you have any questions about any of the provisions of your Contract, you may write or call:



                  Security First Life Insurance Company
                  P.O. Box 92193
                  Los Angeles, California  90009
                  1 (800) 284-4536




                               ACCUMULATION PERIOD


CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


Security First Life will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. Security First Life determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES



The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.



[Side Bar:  The NET INVESTMENT FACTOR is an index of the percentage change
            (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.



SURRENDER FROM THE SEPARATE ACCOUNT



You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.



The cash value of you interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.



If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $200.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.





        PAYMENT OF SURRENDER AMOUNT



Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First Life receives your written request.



Security First Life may suspend surrenders when:



            - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.



            -     The SEC permits the suspension of withdrawals.



            - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.



ACCOUNT STATEMENTS



You will receive a written account statement each calendar quarter in which a transaction occurs before to the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:



            -     all transactions for the period being reported



            - the number of Accumulation Units that are credited to your Contract in each Series



            -     the current Accumulation Unit value for each Series



            - your Participant's Account as of the end of the reporting period



Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS





VARIABLE ANNUITY PAYMENTS



Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.



        ASSUMED INVESTMENT RETURN



Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.



Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.




ELECTION OF ANNUITY DATE AND FORM OF ANNUITY



You choose the Annuity Date and the form of Annuity payment.

        ELECTION OF ANNUITY DATE



If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:




            -     the month in which you attain age 75, or



            - the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.




You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.



Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.



        FORM OF ANNUITY




[SIDE BAR: There are two people who are involved in payments under your Annuity:



            -     you
            -     the Beneficiary



Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.



OPTION 1 - LIFE  ANNUITY



You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because Security First Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments.




OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN



You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, Security First Life guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY



An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.



OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY



You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life does not pay death proceeds because of the death of the other payee.



OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)



Security First Life makes Annuity payments monthly your to the Beneficiary at you death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.



If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.



The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:



            -     the mortality table specified in the Contract
            -     the age and where permitted the sex of the Annuitant
            -     the type of Annuity payment option selected, and
            -     the assumed investment return selected.



The fixed Annuity payments described in Option 5 are calculated on the basis of:



            -     the number of years in the payment period, and
            -     the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.





FREQUENCY OF PAYMENT



Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.



Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.




LEVEL PAYMENTS VARYING ANNUALLY



Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.



After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.



The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed

Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.



You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.




ANNUITY UNIT VALUES



This is how Security First Life calculates the Annuity Unit Value for each
Series:



            - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.



            - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.



            - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.



            - Finally, the previous Annuity Unit Value is multiplied by this result.





                                 DEATH BENEFITS



DEATH BEFORE THE ANNUITY DATE



If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.



If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:



            - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or



            -     your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:



            1) A lump sum that must be made within five (5) years of your death. Or



            2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.



If your Beneficiary(ies) chooses one of the Annuity income options:



                  - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)




                  - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.



                  - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.



If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.



If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.



If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.



You will also be considered to have outlived your Beneficiary(ies) in the following situations:



            -     Your Beneficiary(ies) and you die at the same time.

            - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.



Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.




DEATH AFTER THE ANNUITY DATE



If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees or any continuing payment under the Annuity Payment option in effect. In this case, the Beneficiary will:



            -     have all the remaining rights and powers under a Contract, and



            -     be subject to all the terms and conditions of the Contract.



If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.



Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.





                           FEDERAL TAX CONSIDERATIONS



The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the Code) governs how this money is ultimately taxed. There are different rules for qualified and non-qualified Contracts and depending on how the money is distributed, as briefly described below.



You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, Security First Life will not be taxed on the investment income and capital gains of the Separate Account.




[SIDE BAR:  A QUALIFIED CONTRACT is a Contract that is purchased under certain types of tax-advantaged retirement plans.




        Qualified plans include:



            - SECTION 401 PLANS (self-employed and corporate pension and profit-sharing plans)
            -     SECTION 403 PLANS (tax-deferred annuities)
            -     SECTION 457 PLANS (deferred compensation plans)
            -     TRADITIONAL IRAS
            -     ROTH IRAS



A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a qualified Contract. The Contracts are not offered on a non-qualified basis.]



[SIDE BAR: Please note that the terms of a particular plan may limit your rights otherwise available under the Contract.]




QUALIFIED CONTRACTS



The full amount of all distributions received from a Section 401, 403(b), 457 plan or traditional IRA (except for a return of non-deductible employee contributions) are included in your gross income and are taxed at ordinary income rates unless the distribution is transferred to an eligible rollover account or Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.



Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special forward income averaging or may qualify for special long term capital gain treatment.






        MANDATORY MINIMUM DISTRIBUTIONS



If you are a participant in a Section 401, 403(b), 457 plan or traditional IRA, you generally must begin receiving withdrawals from your Contract value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the later of:



                  -     the year you turn 70 1/2



                  -     the year you retire






        WITHDRAWALS BEFORE AGE 59 1/2



If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. Section 457 plans are not subject to this 10% penalty tax.



As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:




                                                               Type of Plan
                                                   -------------------------------------
                                                   401      403(b)*        457       IRA
                                                   ---      -------        ---       ---
          After you die                             X          X                      X

          After you become totally disabled
          (as defined in the Code)                  X          X                      X

          Faced with an unforeseeable emergency                             X

          Pursuant to a domestic relations         x            x                     x
          order




            * These restrictions only apply to 403(b) contributions and earnings made after December 31, 1988. These restrictions do not apply to Contract values attributable to contributions or earnings made before January 1, 1989.

        ROLLOVERS OF PLAN CONVERSIONS



You may roll over distributions (other than required distributions) from one plan to another plan without incurring any Federal income tax under some circumstances. These circumstances are as follows:




                  Distribution Issued from:               May be Rolled into:
                  -------------------------               -------------------
                  -  Section 401 plan           Another Section 401 plan;
                                                or an IRA

                  -  Section 403(b) plan        Another Section 403(b) plan;
                                                or an IRA

                  -  IRA                        Another IRA;
                                                a Roth IRA (under certain conditions);
                                                a Section 401 or 403(b) plan
                                                if the IRA contains only
                                                  permissible rollover amounts




        DEDUCTIONS FOR PLAN CONTRIBUTIONS



You may deduct your contributions to Section 401 plans and Section 403(b) annuities in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.




        TAXATION OF DEATH BENEFITS



Any distributions under Section 401 and 403(b) plans and IRAs must meet minimum incidental death benefit requirements under the Code. However, if you are a participant in a Section 401 plan and your spouse is your designated beneficiary, these death benefit requirements do not apply.



Similar requirements apply to Section 457 plans for the tax years beginning after December 31, 1988.

WITHHOLDING


        MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"



If you are participating in a Section 401 retirement plan or a Section 403(b) tax-deferred annuity (including lump sum distributions), Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.



An "eligible rollover distribution" is any taxable amount that you receive from your Contract, except for taxable distributions that are:



            -     a life or life expectancy annuity (individual or joint)



            -     an annuity with a designated period of 10 years or more



            -     withdrawals to satisfy minimum distribution requirements



Other exceptions to the definition of eligible rollover distribution exist. The requirements discussed below under "Other Withholding" will apply to any distribution that is not an eligible rollover distribution.



You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into a traditional IRA or other eligible retirement plan in a direct trustee-to-trustee transfer.



        OTHER TAX WITHHOLDING



Different withholding rules apply to taxable withdrawals such as Annuity payments, lump sum distributions, and partial withdrawals that are not eligible rollover distributions.



The withholding rules are determined at the time of payment. You may elect out of these withholding requirements. You may revoke an election made in regard to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke your election.



        TAXPAYER IDENTIFICATION NUMBER ("TIN")



You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

                                  VOTING RIGHTS


As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Accounts.



Security First Life will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. Security First Life will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.



Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.



When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.



There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.



The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.



The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                 YEAR 2000 ISSUE



Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series service providers will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.




                                LEGAL PROCEEDINGS


There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.



                             ADDITIONAL INFORMATION



You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.



A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                                       '33 Act File No. 33-7094







                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A


        ----------------------------------------------------------------
                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
        ----------------------------------------------------------------


                      SECURITY FIRST LIFE INSURANCE COMPANY

                                   MAY 1, 1999




This Statement of Additional Information is not a prospectus but should be read in conjunction with the Security First Life Separate Account A prospectus, dated May 1, 1999, a copy of which may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 283-4536.



SF 226R1 (228)

                                TABLE OF CONTENTS




                                                                              Page
The Insurance Company                                                          3

The Separate Account                                                           3

Surrender Charges                                                              3

Net Investment Factor                                                          3

Annuity Payments                                                               4

Additional Federal Income Tax Information                                      6

Calculation of Performance Data                                                7

Distribution of the Contracts                                                  9

Voting Rights                                                                  9

Safekeeping of Securities                                                      9

Servicing Agent                                                                9

Independent Auditors                                                           9

Legal Matters                                                                 10

State Regulation of Security First Life                                       10

Financial Statements                                                          10

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life"), a Delaware corporation, is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $____ billion at June 30, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the state of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the contracts described in the prospectuses and group variable annuity contracts on Forms SF 224FL, SF 230, SF 234, SF 236 and individual annuity contracts on Form SF 135R2C and Form SF 135R2V. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described individual and group variable annuity contacts.

Amounts transferred to the Separate Account under the Contracts are invested in the securities of eleven Funds: (i) the Money Market Portfolio, the Growth Portfolio and the Overseas Portfolio of the Variable Insurance Products Fund;
(ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust; (iv) the International Portfolio of the Scudder Variable Life Investment Fund; (v) the Small Capitalization Portfolio of The Alger American Fund; and (vi) the T. Rowe Price Growth Stock Fund [available only for plans that qualify under Sections 401 and 457 of the Internal Revenue Code of 1986 ("the Code")]. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, eleven of which are offered under the Contract: Series FM (Money Market Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series), Series SI (International Portfolio), Series AS (Small Capitalization Portfolio), and Series T (T. Rowe Price Growth Stock Fund).

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The net investment factor for a Separate Account Series is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk charges and distribution expense charges) in the net asset value of the Fund in which the Series is invested, since the preceding valuation date. The Separate Account net investment factor for each Series of accumulation units is determined for any valuation date by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding valuation date and then subtracting from this result the mortality and administrative expense risk and distribution expense fees factor of .003699% for each calendar day between the preceding valuation date and the end of the current valuation date.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The variable annuity benefit rates used in determining annuity payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

          Calendar Year                Adjusted
             of Birth                   Age is
           -----------            ------------------
           Before 1916                Actual Age
           1916 - 1935            Actual Age Minus 1
           1936 - 1955            Actual Age Minus 2
           1956 - 1975            Actual Age Minus 3
           1976 - 1995            Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the annuity date, Security First Life will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be Security First Life's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the assumed investment return.

Annuity Unit Values

The separate account annuity unit value for each Series was originally established at $5.00 per unit. The value of an annuity unit for each series for any subsequent valuation period is determined by multiplying the annuity unit value of the Series for the immediately preceding valuation period by an "Annuity Change Factor" for the second preceding valuation period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding valuation period. The Annuity Change Factor for any valuation period is determined by dividing the value of an accumulation unit at the end of the valuation period by the value of an accumulation unit at the end of the pervious valuation period, and multiplying the result by an interest neutralization factor.

Variable annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below the assumed investment return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the assumed investment return must be "neutralized" in computing the annuity change factor. The Interest Neutralization Factor is determined by diving 1 by the effective weekly equivalent of the assumed investment return previously selected by the annuitant. For example, the Interest Neutralization return for the assumed investment return of 4.25% is calculated as follows:

        Interest Neutralization Factor: 1/[(1 + 0.0425)1/52] = 0.9991999

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as annuity payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to annuity payments, an annuitant may revoke the election at any time, and therefore commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.


In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution") the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the Participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distributions requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

Obtaining Tax Advice

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

CALCULATION OF PERFORMANCE DATA

Periodically, the Separate Account may advertise performance for each Series. Performance figures are based on historical earnings and are not intended to indicate future performance. The methods used for calculating performance data are described below:

     a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1998 was ______%. This yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Portfolio at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1998 was ____%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Portfolio at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

The yield of the Money Market Portfolio is determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values, but no deduction is made for transaction or surrender charges which may apply upon a full or partial surrender. These charges are described in the Prospectus under "Contract Charges"; specifically "Sales Charges" and "Transaction Charges". In the event of a surrender of the Contract, the imposition of surrender and transaction charges will have the effect of reducing the yield earned over the period of ownership.

     b. Other Funds. The average annual total return of the other Funds in the Separate Account as of December 31, 1998 are as follows:


                                                              Average Annual Total Returns*
                                                          -------------------------------------------     Inception
                                                          1 year      3 Years     5 Years    10 years      to Date
                                                          ------      -------     -------    --------     ---------
     Growth Portfolio                                      21.89%      22.68%         NA         NA         15.78%
                                                                                                          (6/1/93)
     Overseas Portfolio                                    10.11%      10.08%         NA         NA          9.18%
                                                                                                          (7/1/93)
     Asset Manager Portfolio                               19.10%      15.91%         NA         NA         10.88%
                                                                                                          (6/1/93)
     Index 500 Portfolio                                   30.98%      29.15%         NA         NA         20.15%
                                                                                                          (8/1/93)
     Bond Series                                            7.69%       8.04%       5.04%        NA          6.24%
                                                                                                          (8/1/87)
     T. Rowe Price Growth and                              25.61%      25.03%      17.51%     14.53%        12.11%
     Income Series                                                                                        (4/1/78)
     Growth Stock Fund                                     25.45%      17.47%      17.47%     14.22%        13.11%
                                                                                                          (4/1/87)
     Contrafund Portfolio                                  22.54%         NA          NA         NA         25.37%
                                                                                                         (3/31/95)
     International Portfolio                                7.65%         NA          NA         NA         12.28%
                                                                                                         (3/31/95)
     Small Capitalization                                   9.96%         NA          NA         NA         15.70%
     Portfolio                                                                                           (3/31/95)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

Where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years
      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

From inception to July 1983, Security Management reimbursed the T. Rowe Price Growth and Income Series for expenses in excess of the maximum expense limitation. These reimbursements were repaid from August 1983 to July 1986. The Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid such reimbursements from August 1985 to July 1993. Likewise, the Index 500 Portfolio has been reimbursed for certain expenses by the investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in all states where Security First Life is qualified to sell insurance. No direct underwriting commission are paid to Security First Financial, Inc.

VOTING RIGHTS

Unless otherwise restricted by the retirement plan under which a Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the shares of the Trust Series which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An annuitant's voting power with respect to shares of the Trust's Series held by the Separate Account declines during the time the annuitant is receiving a variable annuity based on the investment performance of the Separate Account, because amounts attributable to the annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1998 and the financial statements of Security First Life Separate Account A were audited by Deloitte & Touche, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing. The consolidated financial statements of Security First Life Insurance Company at December 31, 1997 and 1996 and the 1997 and 1996 financial statements of Security First Life Separate Account A were audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounts and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes


        (b) Exhibits

                      (10) Consent of Independent Auditors
                      (13) Organizational Chart

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                       Position and Offices with Depositor
----                                       -----------------------------------
David A. Levene                            Chairman of the Board and Director
John K. Bruins                             Director
Steven T. Cates                            Director
Terence Lennon                             Director
Gail A. Praslick                           Director
Joseph A. Reali                            Director
Anthony J. Williamson                      Director
Richard C. Pearson                         Director, President and General
                                           Counsel
Howard H. Kayton                           Executive Vice President and Chief
                                           Actuary
Brian J. Finneran                          Senior Vice President
Jane F. Eagle                              Senior Vice President and Chief
                                           Financial Officer
Peter R. Jones                             Senior Vice President
Cheryl M. MacGregor                        Senior Vice President
Alex H. Masson                             Senior Vice President
Anthony J. Williamson                      Senior Vice President, Chief
                                           Investment Officer

George R. Bateman                          Vice President
James C. Turner                            Vice President
Leo Brown                                  Assistant Vice President
Steven J. Brash                            Assistant Vice President
Ronald Mare                                Assistant Vice President
Cheryl J. Finney                           Associate General Counsel, Vice
                                           President, and Assistant Secretary
Patrizia DiMolfetta                        Controller
James Bossert                              Assistant Controller
George J. Olah                             Treasurer
Louis Ragusa                               Secretary
Richard G. Mandel                          Assistant Secretary
Eugene A. Capobianco                       Assistant Vice President
Joseph A. Zdeb                             Assistant Vice President
Thomas V. Reedy                            Assistant Vice President
Ataollah Azarshahi                         Assistant Vice President
Harold B. Leff                             Assistant Vice President
Robert E. Dehais                           Assistant Vice President



Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners


As of __________, 1999 there were ___________ owners of the Contracts which are the subject of this post-effective amendment.


Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                                    Position with Underwriter
----                                    -------------------------
Richard C. Pearson                      Director, President, and General Counsel
Jane Frances Eagle                      Director, Senior Vice President,
                                        Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
Peter R. Jones                          Senior Vice President
Howard H. Kayton                        Senior Vice President and Chief Actuary

James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
*Gary A. Virnick                        Supervisor of Compliance
* not an officer



                    Net
Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
Security First      None            None              None          None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 1st day of March, 1999.



                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                             (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                             (Sponsor)


                                        By   /s/ Richard C. Pearson
                                           ------------------------------------
                                            Richard C. Pearson, President



As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                          Title                            Date
---------                          -----                            ----
/s/ Richard C. Pearson             President, General Counsel,      March 1, 1999
----------------------------       & Director
Richard C. Pearson

/s/ Jane F. Eagle                  Senior Vice President &          March 1, 1999
----------------------------       Chief Financial Officer
Jane F. Eagle

David F. Levene*                   Director and                     March 1, 1999
----------------------------       Chairman of the Board
David F. Levene


John K. Bruins*                    Director                         March 1, 1999
----------------------------
John K. Bruins


Steven T. Cates*                   Director                         March 1, 1999
----------------------------
Steven T. Cates


                                   Director                         _______, 1999
----------------------------
Joseph J. Jordan

Signature                          Title                            Date
---------                          -----                            ----
Terence I. Lennon*                 Director                         March 1, 1999
----------------------------
Terence I. Lennon


Gail A. Praslick*                  Director                         March 1, 1999
----------------------------
Gail A. Praslick


Joseph A. Reali*                   Director                         March 1, 1999
----------------------------
Joseph A. Reali


Anthony J. Williamson*             Director                         March 1, 1999
----------------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)